Statement of Income (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	Aug. 31, 2013
Income Statement
Professional Fees	$ 20,347	$ 39,608	$ 48,772	$ 91,699	$ 115,469	$ 63,201
Consulting	30,000	28,072	73,814	52,203	140,364	418,629
Other Cost and Expense, Operating		(325,000)		(325,000)
Research and Development Expense	94,081	29,328	133,695	53,033	128,387	91,493
General and Administrative Expense	119,799	70,258	214,840	157,535	384,058	775,040
Operating Expenses	264,227	(157,734)	471,121	29,470	768,278	1,348,363
Operating Income (Loss)	(264,227)	157,734	(471,121)	(29,470)	(768,278)	(1,348,363)
Interest Expense				1,667	(325,989)	546,123
Settlement Expense		127,485		127,485	1,101,685
Derivative Loss On Derivative	(441,667)	(43,225)	(691,667)	(51,561)	674,656	350,344
Interest and Debt Expense	(441,667)	84,260	(691,667)	77,591	1,450,352	896,467
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	177,440	73,474	220,546	(107,061)	(2,218,630)	(2,244,830)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	177,440	73,474	220,546	(107,061)	(2,218,630)	(2,244,830)
Net Income (Loss) Attributable to Parent	177,440	73,474	220,546	(107,061)	(2,218,630)	(2,244,830)
ComprehensiveIncomeNetOfTax	$ 177,440	$ 73,474	$ 220,546	$ (107,061)	$ (2,218,630)	$ (2,244,830)
Earnings Per Share, Basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.02)	$ (0.02)
Weighted Average Number of Shares Outstanding, Basic	116,005,571	97,507,653	115,575,546	96,094,266	102,456,356	90,897,168
Earnings Per Share, Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.02)	$ (0.02)
Weighted Average Number of Shares Outstanding, Diluted	116,005,571	97,507,653	115,575,546	96,094,266	102,456,356	90,897,168